Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Rent expense	$ 7.2	$ 7.5
Depreciation expense related to assets under capital leases	$ 0.8	$ 0.8